Horizon Defined Risk Fund
Schedule of Investments
August 31, 2026 (Unaudited)

COMMON STOCKS - 91.6%	Shares	Value
Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	1,416	$ 802,249
Boeing Co. (a)	12,954	2,691,582
General Dynamics Corp.	4,186	1,554,471
General Electric Co.	16,900	5,673,499
Honeywell Aerospace, Inc. (a)	7,000	1,106,770
Howmet Aerospace, Inc.	6,322	1,548,574
Huntington Ingalls Industries, Inc.	654	190,445
L3Harris Technologies, Inc.	3,041	809,666
Lockheed Martin Corp.	3,397	1,906,498
Northrop Grumman Corp.	2,172	1,172,228
RTX Corp.	21,691	4,505,871
Textron, Inc.	2,874	231,530
TransDigm Group, Inc.	939	1,100,264
		23,293,647

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,006	300,218
Expeditors International of Washington, Inc.	2,213	419,696
FedEx Corp.	3,596	1,177,330
United Parcel Service, Inc. - Class B	12,970	1,351,863
		3,249,107

Automobile Components - 0.0% (b)
Aptiv PLC (a)	3,575	160,017

Automobiles - 1.1%
Ford Motor Co.	65,927	919,022
General Motors Co.	14,924	1,288,240
Tesla, Inc. (a)	27,689	10,188,168
		12,395,430

Banks - 3.4%
Bank of America Corp.	107,239	6,642,384
Citigroup, Inc.	28,324	3,728,005
Citizens Financial Group, Inc.	7,009	482,710
Fifth Third Bancorp	15,024	807,840
Huntington Bancshares, Inc.	33,450	558,113
JPMorgan Chase & Co.	44,328	15,781,654
KeyCorp	15,303	330,698
M&T Bank Corp.	2,443	571,515
PNC Financial Services Group, Inc.	6,615	1,585,152
Regions Financial Corp.	14,228	425,133
Truist Financial Corp.	20,520	1,017,382
US Bancorp	25,619	1,577,618
Wells Fargo & Co.	50,594	4,370,816
		37,879,020

Beverages - 1.0%
Brown-Forman Corp. - Class B	2,820	74,928
Coca-Cola Co.	63,739	5,651,737
Constellation Brands, Inc. - Class A	2,297	300,034
Keurig Dr Pepper, Inc.	22,857	728,224

Molson Coors Brewing Co. - Class B	2,641	105,006
Monster Beverage Corp. (a)	23,817	1,093,677
PepsiCo, Inc.	22,868	3,209,295
		11,162,901

Biotechnology - 1.8%
AbbVie, Inc.	29,147	7,473,874
Amgen, Inc.	8,560	3,679,773
Biogen, Inc. (a)	2,487	538,808
Gilead Sciences, Inc.	21,030	3,077,530
Incyte Corp. (a)	2,835	349,329
Moderna, Inc. (a)	5,882	825,480
Regeneron Pharmaceuticals, Inc.	1,632	1,304,098
Vertex Pharmaceuticals, Inc. (a)	4,144	2,256,491
		19,505,383

Broadline Retail - 3.0%
Amazon.com, Inc. (a)	125,894	32,703,484
eBay, Inc.	7,249	750,707
		33,454,191

Building Products - 0.4%
Allegion PLC	1,379	214,090
AO Smith Corp.	1,878	111,046
Builders FirstSource, Inc. (a)	1,832	121,645
Carrier Global Corp.	12,882	749,990
Johnson Controls International PLC	9,977	1,379,220
Lennox International, Inc.	528	202,034
Masco Corp.	3,377	243,684
Trane Technologies PLC	3,549	1,577,176
		4,598,885

Capital Markets - 3.2%
Ameriprise Financial, Inc.	1,474	815,284
Ares Management Corp. - Class A	3,610	516,844
Bank of New York Mellon Corp.	11,168	1,801,175
Blackrock, Inc.	2,392	2,764,219
Blackstone, Inc.	12,532	1,795,084
CBOE Global Markets, Inc.	1,759	528,052
Charles Schwab Corp.	26,706	2,932,853
CME Group, Inc.	5,966	1,703,293
Coinbase Global, Inc. - Class A (a)	3,749	705,262
FactSet Research Systems, Inc.	607	190,325
Franklin Templeton, Inc.	5,238	178,878
Goldman Sachs Group, Inc.	4,839	4,964,330
Interactive Brokers Group, Inc. - Class A	7,421	721,989
Intercontinental Exchange, Inc.	9,409	1,512,026
Invesco, Ltd.	7,290	238,966
KKR & Co., Inc.	11,855	1,300,731
Moody's Corp.	2,546	1,284,813
Morgan Stanley	19,694	4,201,124
MSCI, Inc.	1,218	695,039
Nasdaq, Inc.	7,398	729,517
Northern Trust Corp.	3,034	562,989
Raymond James Financial, Inc.	2,844	506,715
Robinhood Markets, Inc. - Class A (a)	13,354	1,399,633
S&P Global, Inc.	5,131	2,236,295
State Street Corp.	4,528	866,569

T. Rowe Price Group, Inc.	3,607	401,387
		35,553,392

Chemicals - 0.9%
Air Products & Chemicals, Inc.	3,649	1,129,220
Albemarle Corp.	1,858	250,774
CF Industries Holdings, Inc.	2,664	346,400
Corteva, Inc.	11,234	950,733
Dow, Inc.	12,011	366,576
Ecolab, Inc.	4,171	1,181,227
International Flavors & Fragrances, Inc.	4,014	346,529
Linde PLC	7,553	3,697,798
LyondellBasell Industries NV - Class A	4,339	282,382
Mosaic Co.	5,043	121,637
PPG Industries, Inc.	3,687	413,571
Sherwin-Williams Co.	3,731	1,264,100
		10,350,947

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,737	1,157,669
Copart, Inc. (a)	15,113	498,578
Republic Services, Inc.	3,351	740,303
Rollins, Inc.	4,977	179,521
Veralto Corp.	4,053	399,504
Waste Management, Inc.	6,174	1,351,612
		4,327,187

Communications Equipment - 1.3%
Arista Networks, Inc. (a)	16,677	3,263,522
Ciena Corp. (a)	2,329	891,541
Cisco Systems, Inc.	65,559	7,243,614
F5, Inc. (a)	938	381,888
Lumentum Holdings, Inc. (a)	1,280	1,170,893
Motorola Solutions, Inc.	2,575	1,249,647
		14,201,105

Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	590	911,916
EMCOR Group, Inc.	725	532,541
Quanta Services, Inc.	2,507	1,521,975
		2,966,432

Construction Materials - 0.2%
CRH PLC	11,042	1,041,150
Martin Marietta Materials, Inc.	1,017	527,518
Vulcan Materials Co.	2,174	586,067
		2,154,735

Consumer Finance - 0.5%
American Express Co.	8,810	2,908,798
Capital One Financial Corp.	10,325	2,214,816
Synchrony Financial	5,557	428,333
		5,551,947

Consumer Staples Distribution & Retail - 1.6%
Casey's General Stores, Inc.	623	468,627
Costco Wholesale Corp.	7,380	6,965,908

Dollar General Corp.	3,676	465,933
Dollar Tree, Inc. (a)	3,040	384,834
Kroger Co.	9,684	557,217
Sysco Corp.	7,745	627,965
Target Corp.	7,500	1,206,600
Walmart, Inc.	72,253	7,577,172
		18,254,256

Containers & Packaging - 0.2%
Amcor PLC	7,543	346,149
Avery Dennison Corp.	1,256	218,682
Ball Corp.	4,458	280,720
International Paper Co.	9,026	342,356
Packaging Corp. of America	1,479	345,997
Smurfit Westrock PLC	8,891	416,988
		1,950,892

Distributors - 0.0% (b)
Genuine Parts Co.	2,297	311,634

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	115,402	2,987,758
Comcast Corp. - Class A	59,374	1,580,536
Verizon Communications, Inc.	69,429	3,472,838
		8,041,132

Electric Utilities - 1.3%
Alliant Energy Corp.	4,289	291,566
American Electric Power Co., Inc.	9,197	1,125,989
Constellation Energy Corp.	5,222	1,434,849
Duke Energy Corp.	13,036	1,563,147
Edison International	6,619	357,294
Entergy Corp.	7,741	822,946
Evergy, Inc.	3,826	309,982
Eversource Energy	6,254	438,655
Exelon Corp.	17,126	748,749
FirstEnergy Corp.	8,742	400,908
NextEra Energy, Inc.	35,228	2,900,673
NRG Energy, Inc.	3,382	372,426
PG&E Corp.	37,315	495,170
Pinnacle West Capital Corp.	2,015	196,745
PPL Corp.	12,600	430,038
Southern Co.	18,800	1,654,400
Xcel Energy, Inc.	10,432	789,598
		14,333,135

Electrical Equipment - 1.0%
AMETEK, Inc.	3,784	889,883
Eaton Corp. PLC	6,293	2,529,031
Emerson Electric Co.	9,040	1,378,058
GE Vernova, Inc.	4,405	3,958,025
Generac Holdings, Inc. (a)	962	178,335
Hubbell, Inc.	848	384,144
Rockwell Automation, Inc.	1,813	769,492
Vertiv Holdings Co. - Class A	6,052	1,565,773
		11,652,741

Electronic Equipment, Instruments & Components - 0.9%

Amphenol Corp. - Class A	20,043	3,177,818
CDW Corp.	2,341	354,849
Coherent Corp. (a)	3,083	856,550
Corning, Inc.	12,730	1,893,333
Flex Ltd. (a)	6,243	682,048
Jabil, Inc.	1,714	523,215
Keysight Technologies, Inc. (a)	2,842	917,113
TE Connectivity PLC	4,779	980,890
Teledyne Technologies, Inc. (a)	757	464,003
Zebra Technologies Corp. - Class A (a)	786	277,890
		10,127,709

Energy Equipment & Services - 0.3%
Baker Hughes Co. - Class A	16,232	1,031,544
Halliburton Co.	13,885	511,662
SLB Ltd.	24,606	1,478,820
		3,022,026

Entertainment - 1.0%
Live Nation Entertainment, Inc. (a)	2,639	474,730
Netflix, Inc. (a)	70,074	5,679,498
Take-Two Interactive Software, Inc. (a)	2,985	655,804
TKO Group Holdings, Inc.	1,046	191,010
Walt Disney Co.	27,498	2,957,410
Warner Bros Discovery, Inc. (a)	40,090	1,143,767
		11,102,219

Financial Services - 3.4%
Apollo Global Management, Inc.	7,885	1,076,933
Berkshire Hathaway, Inc. - Class B (a)	30,212	15,227,754
Block, Inc. (a)	9,366	768,199
Corpay, Inc. (a)	1,105	446,752
Fidelity National Information Services, Inc.	9,095	370,803
Fiserv, Inc. (a)	9,752	519,879
Global Payments, Inc.	3,936	358,373
Jack Henry & Associates, Inc.	1,214	203,843
MasterCard, Inc. - Class A	13,456	7,929,755
PayPal Holdings, Inc.	14,568	767,224
Visa, Inc. - Class A	27,761	10,531,691
		38,201,206

Food Products - 0.4%
Archer-Daniels-Midland Co.	8,189	665,684
Bunge Global SA	2,247	261,124
General Mills, Inc.	8,944	368,493
Hershey Co.	2,447	431,186
Hormel Foods Corp.	4,903	107,130
J M Smucker Co.	1,781	233,596
Kraft Heinz Co.	15,205	390,312
McCormick & Co., Inc.	4,190	227,182
Mondelez International, Inc. - Class A	21,083	1,308,622
Tyson Foods, Inc. - Class A	4,744	261,584
		4,254,913

Gas Utilities - 0.0% (b)
Atmos Energy Corp.	2,748	456,525

Ground Transportation - 0.9%

CSX Corp.	30,898	1,560,658
Fedex Freight Holding Co., Inc. (a)	1,798	240,465
JB Hunt Transport Services, Inc.	1,256	333,430
Norfolk Southern Corp.	3,722	1,275,864
Old Dominion Freight Line, Inc.	3,135	626,875
Uber Technologies, Inc. (a)	34,840	2,635,646
Union Pacific Corp.	9,869	2,967,312
		9,640,250

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	28,604	3,156,737
Align Technology, Inc. (a)	1,102	176,089
Baxter International, Inc.	8,852	230,152
Becton Dickinson & Co.	4,393	826,367
Boston Scientific Corp. (a)	24,512	1,183,930
Cooper Cos., Inc. (a)	3,264	228,774
Dexcom, Inc. (a)	6,689	609,100
Edwards Lifesciences Corp. (a)	9,658	876,463
GE HealthCare Technologies, Inc.	7,525	536,006
IDEXX Laboratories, Inc. (a)	1,332	741,511
Insulet Corp. (a)	1,448	215,260
Intuitive Surgical, Inc. (a)	5,772	2,175,236
Medtronic PLC	21,287	1,929,667
ResMed, Inc.	2,396	575,280
Solventum Corp. (a)	2,538	231,110
STERIS PLC	1,707	397,116
Stryker Corp.	5,707	1,847,927
Zimmer Biomet Holdings, Inc.	3,161	316,226
		16,252,951

Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	3,787	888,506
Cencora, Inc.	3,137	1,015,133
Centene Corp. (a)	7,597	488,791
Cigna Group	4,444	1,226,899
CVS Health Corp.	22,846	2,145,468
DaVita, Inc. (a)	658	115,815
Elevance Health, Inc.	3,489	1,369,572
HCA Healthcare, Inc.	2,508	1,039,441
Henry Schein, Inc. (a)	1,612	144,758
Humana, Inc.	1,999	766,077
Labcorp Holdings, Inc.	1,356	451,087
McKesson Corp.	1,935	1,713,094
Quest Diagnostics, Inc.	1,815	436,144
UnitedHealth Group, Inc.	15,057	5,863,346
Universal Health Services, Inc. - Class B	861	146,654
		17,810,785

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	2,481	708,797

Healthcare Equipment & Supplies - 0.0% (b)
ABIOMED INC (a)(c)	495	0

Hotels, Restaurants & Leisure - 1.6%
Airbnb, Inc. - Class A (a)	6,854	1,255,790
Booking Holdings, Inc.	11,937	2,376,537
Carnival Corp. Ltd.	21,315	509,215

Chipotle Mexican Grill, Inc. (a)	21,458	816,048
Darden Restaurants, Inc.	1,856	397,667
Domino's Pizza, Inc.	523	178,897
DoorDash, Inc. - Class A (a)	5,968	1,383,024
Expedia Group, Inc.	1,867	592,063
Hilton Worldwide Holdings, Inc.	3,628	1,147,464
Las Vegas Sands Corp.	4,969	217,692
Marriott International, Inc. - Class A	3,474	1,187,274
McDonald's Corp.	11,608	3,059,172
MGM Resorts International (a)	3,194	132,104
Norwegian Cruise Line Holdings Ltd. (a)	7,625	123,068
Royal Caribbean Cruises Ltd.	4,120	1,107,209
Starbucks Corp.	19,078	2,027,038
Wynn Resorts Ltd.	1,339	122,224
Yum! Brands, Inc.	4,482	687,135
		17,319,621

Household Durables - 0.2%
DR Horton, Inc.	4,449	643,148
Garmin, Ltd.	2,699	766,813
Lennar Corp. - Class A	3,609	303,553
NVR, Inc. (a)	44	277,870
PulteGroup, Inc.	3,176	401,192
		2,392,576

Household Products - 0.7%
Church & Dwight Co., Inc.	3,908	389,940
Clorox Co.	1,980	193,407
Colgate-Palmolive Co.	13,122	1,178,618
Kimberly-Clark Corp.	5,577	602,037
Procter & Gamble Co.	38,692	5,614,983
		7,978,985

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	11,793	173,829
Vistra Corp.	5,294	727,237
		901,066

Industrial Conglomerates - 0.3%
3M Co.	8,645	1,485,470
DuPont de Nemours, Inc.	2,222	299,014
Honeywell International, Inc.	5,363	1,145,055
		2,929,539

Insurance - 1.6%
Aflac, Inc.	7,567	876,637
Allstate Corp.	4,167	1,074,253
American International Group, Inc.	8,716	665,554
Aon PLC - Class A	3,521	1,132,072
Arch Capital Group Ltd. (a)	5,811	569,885
Arthur J Gallagher & Co.	4,254	1,115,186
Assurant, Inc.	775	218,442
Brown & Brown, Inc.	4,872	351,612
Chubb Ltd.	5,909	2,000,787
Cincinnati Financial Corp.	2,586	439,361
Erie Indemnity Co. - Class A	410	104,780
Everest Group Ltd.	655	245,396
Globe Life, Inc.	1,284	221,708

Hartford Insurance Group, Inc.	4,496	617,661
Loews Corp.	2,807	303,970
Marsh & McLennan Cos., Inc.	8,030	1,524,094
MetLife, Inc.	8,630	821,317
Principal Financial Group, Inc.	3,259	359,011
Progressive Corp.	9,590	2,091,387
Prudential Financial, Inc.	5,929	697,250
Travelers Cos., Inc.	3,467	1,268,679
Willis Towers Watson PLC	1,580	534,909
WR Berkley Corp.	4,859	328,274
		17,562,225

Interactive Media & Services - 5.9%
Alphabet, Inc. - Class A	84,749	28,759,573
Alphabet, Inc. - Class C	77,872	26,119,048
Meta Platforms, Inc. - Class A	17,615	10,081,769
Reddit, Inc. - Class A (a)	2,104	310,992
		65,271,382

IT Services - 0.7%
Accenture PLC - Class A	10,508	1,993,998
Akamai Technologies, Inc. (a)	2,496	271,116
Cognizant Technology Solutions Corp. - Class A	8,063	520,709
Gartner, Inc. (a)	1,146	227,034
GoDaddy, Inc. - Class A (a)	2,222	217,489
International Business Machines Corp.	15,768	3,687,662
VeriSign, Inc.	1,400	403,592
		7,321,600

Leisure Products - 0.0% (b)
Hasbro, Inc.	2,209	207,867

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,671	717,279
Bio-Techne Corp.	2,603	188,223
Charles River Laboratories International, Inc. (a)	723	208,398
Danaher Corp.	10,325	2,205,007
IQVIA Holdings, Inc. (a)	2,730	713,049
Mettler-Toledo International, Inc. (a)	341	479,153
Revvity, Inc.	1,823	234,565
Thermo Fisher Scientific, Inc.	6,073	3,747,648
Waters Corp. (a)	1,637	678,749
West Pharmaceutical Services, Inc.	1,167	398,075
		9,570,146

Machinery - 1.7%
Caterpillar, Inc.	7,640	6,092,671
Cummins, Inc.	2,230	1,258,612
Deere & Co.	4,193	2,746,038
Dover Corp.	2,194	426,141
Fortive Corp.	4,973	292,611
IDEX Corp.	1,228	280,770
Illinois Tool Works, Inc.	4,290	1,181,337
Ingersoll Rand, Inc.	5,766	444,270
Nordson Corp.	871	280,218
Otis Worldwide Corp.	6,385	454,165
PACCAR, Inc.	8,928	1,108,233
Parker-Hannifin Corp.	1,897	1,857,998

Pentair PLC	2,617	158,224
Snap-on, Inc.	852	329,136
Stanley Black & Decker, Inc.	2,538	244,587
Wabtec Corp.	2,822	806,894
Xylem, Inc.	3,926	432,292
		18,394,197

Media - 0.3%
AppLovin Corp. - Class A (a)	5,567	1,737,238
Charter Communications, Inc. - Class A (a)	1,382	210,672
EchoStar Corp. - Class A (a)	2,294	198,293
Fox Corp. - Class A	3,191	214,914
Fox Corp. - Class B	2,240	134,893
News Corp. - Class A	5,819	178,702
News Corp. - Class B	1,941	66,790
Omnicom Group, Inc.	4,675	409,203
Paramount Skydance Corp. (d)	4,854	52,957
Trade Desk, Inc. - Class A (a)	7,613	104,450
		3,308,112

Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	23,060	1,746,564
Newmont Goldcorp Corp.	16,345	2,060,451
Nucor Corp.	3,798	948,133
Steel Dynamics, Inc.	2,257	525,023
		5,280,171

Multi-Utilities - 0.5%
Ameren Corp.	4,625	490,296
CenterPoint Energy, Inc.	11,090	439,164
CMS Energy Corp.	5,125	348,807
Consolidated Edison, Inc.	6,125	655,498
Dominion Energy, Inc.	14,865	981,239
DTE Energy Co.	3,497	474,298
NiSource, Inc.	8,169	334,275
Public Service Enterprise Group, Inc.	8,324	610,399
Sempra	11,021	900,416
WEC Energy Group, Inc.	5,445	578,096
		5,812,488

Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	5,870	253,291
Chevron Corp.	31,529	6,499,388
ConocoPhillips	20,500	2,716,045
Devon Energy Corp.	19,606	951,087
Diamondback Energy, Inc.	3,284	658,376
EOG Resources, Inc.	9,346	1,354,796
EQT Corp.	10,632	576,042
Expand Energy Corp.	4,034	395,978
ExxonMobil Holdings Corp.	66,535	10,708,808
Kinder Morgan, Inc.	32,612	1,051,411
Marathon Petroleum Corp.	5,072	1,893,479
Occidental Petroleum Corp.	11,710	704,708
ONEOK, Inc.	10,430	1,001,384
Phillips 66	6,749	1,664,168
Targa Resources Corp.	3,535	1,038,053
Texas Pacific Land Corp.	1,054	394,554
Valero Energy Corp.	5,088	1,826,185

Williams Cos., Inc.	19,973	1,498,974
		35,186,727

Passenger Airlines - 0.2%
Delta Air Lines, Inc.	10,813	843,414
Southwest Airlines Co.	8,205	316,139
United Airlines Holdings, Inc. (a)	5,385	581,526
		1,741,079

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,077	417,077
Kenvue, Inc.	32,248	608,842
		1,025,919

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	35,037	2,340,822
Eli Lilly & Co.	12,918	14,942,638
Johnson & Johnson	39,594	10,526,065
Merck & Co., Inc.	40,592	5,997,874
Pfizer, Inc.	92,170	2,623,158
Viatris, Inc.	19,885	328,301
Zoetis, Inc.	7,026	541,705
		37,300,563

Professional Services - 0.4%
Automatic Data Processing, Inc.	6,648	1,902,392
Broadridge Financial Solutions, Inc.	1,997	364,213
Equifax, Inc.	2,006	379,455
Jacobs Solutions, Inc.	1,933	288,113
Leidos Holdings, Inc.	2,095	293,740
Paychex, Inc.	5,364	683,052
Verisk Analytics, Inc.	2,290	443,756
		4,354,721

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	4,929	718,697
CoStar Group, Inc. (a)	6,851	219,712
		938,409

Semiconductors & Semiconductor Equipment - 16.4%
Advanced Micro Devices, Inc. (a)	27,559	12,972,572
Analog Devices, Inc.	8,053	2,916,313
Applied Materials, Inc.	13,472	6,175,430
Broadcom, Inc.	78,220	28,967,995
First Solar, Inc. (a)	1,755	354,335
Intel Corp. (a)	78,516	7,027,967
KLA Corp.	21,636	3,796,036
Lam Research Corp.	21,282	6,416,310
Marvell Technology, Inc.	14,666	3,104,206
Microchip Technology, Inc.	9,145	671,700
Micron Technology, Inc.	18,908	18,127,667
Monolithic Power Systems, Inc.	786	996,467
NVIDIA Corp. (e)	360,201	79,525,177
NXP Semiconductors NV	4,256	956,068
ON Semiconductor Corp. (a)	6,601	489,068
Qnity Electronics, Inc.	3,607	430,784
QUALCOMM, Inc.	17,688	3,015,450
Skyworks Solutions, Inc.	2,463	165,046

Teradyne, Inc.	2,659	930,198
Texas Instruments, Inc.	15,246	3,977,834
		181,016,623

Software - 8.0%
Adobe, Inc. (a)	6,864	2,009,710
Autodesk, Inc. (a)	3,527	911,835
Cadence Design Systems, Inc. (a)	4,617	1,564,147
Crowdstrike Holdings, Inc. - Class A (a)	17,553	4,054,743
Datadog, Inc. - Class A (a)	6,726	1,594,331
Fair Isaac Corp. (a)	384	440,529
Fortinet, Inc. (a)	10,824	1,850,146
Gen Digital, Inc.	9,443	292,733
Intuit, Inc.	4,682	1,682,243
Microsoft Corp. (e)	94,230	47,801,937
Oracle Corp.	28,223	4,208,614
Palantir Technologies, Inc. - Class A (a)	39,605	7,381,580
Palo Alto Networks, Inc. (a)	14,005	5,351,731
PTC, Inc. (a)	1,954	304,316
Roper Technologies, Inc.	1,683	714,669
Salesforce, Inc.	14,094	3,629,769
ServiceNow, Inc. (a)	17,802	2,634,518
Synopsys, Inc. (a)	3,181	1,398,336
Trimble, Inc. (a)	3,985	238,861
Tyler Technologies, Inc. (a)	725	269,859
Workday, Inc. - Class A (a)	3,507	692,457
		89,027,064

Specialty Retail - 1.4%
AutoZone, Inc. (a)	270	807,635
Best Buy Co., Inc.	3,454	276,838
Carvana Co. (a)	11,619	853,532
Home Depot, Inc.	16,374	5,367,888
Lowe's Cos., Inc.	9,268	1,897,160
O'Reilly Automotive, Inc. (a)	13,521	1,200,665
Ross Stores, Inc.	5,297	1,210,576
TJX Cos., Inc.	18,049	2,416,941
Tractor Supply Co.	8,563	298,849
Ulta Beauty, Inc. (a)	727	390,472
Williams-Sonoma, Inc.	1,938	442,348
		15,162,904

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc. (e)	213,420	67,622,127
Dell Technologies, Inc. - Class C	5,017	2,287,802
Hewlett Packard Enterprise Co.	22,146	1,156,907
HP, Inc.	15,232	457,264
NetApp, Inc.	3,352	621,092
Sandisk Corp. (a)	2,530	3,963,751
Seagate Technology Holdings PLC	3,700	3,065,006
Super Micro Computer, Inc. (a)	9,667	360,386
Western Digital Corp.	6,123	2,758,718
		82,293,053

Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (a)	2,363	205,770
Lululemon Athletica, Inc. (a)	1,714	206,126
Nike, Inc. - Class B	19,615	766,162

Ralph Lauren Corp. - Class A	596	206,752
Tapestry, Inc.	3,207	395,712
		1,780,522

Tobacco - 0.6%
Altria Group, Inc.	27,579	1,888,610
Philip Morris International, Inc.	25,817	4,835,524
		6,724,134

Trading Companies & Distributors - 0.3%
Fastenal Co.	18,676	920,914
Ferguson Enterprises, Inc.	3,186	715,289
United Rentals, Inc.	1,021	1,059,798
WW Grainger, Inc.	733	959,856
		3,655,857

Water Utilities - 0.0% (b)
American Water Works Co., Inc.	3,242	448,142

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	7,742	1,396,966
TOTAL COMMON STOCKS (Cost $658,594,308)		1,013,228,155

EXCHANGE TRADED FUNDS - 5.9%	Shares	Value
Roundhill Magnificent Seven ETF (d)(e)	940,887	64,676,572
TOTAL EXCHANGE TRADED FUNDS (Cost $63,154,570)		64,676,572

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	2,564	131,508
Healthpeak Properties, Inc.	11,559	240,658
Ventas, Inc.	7,940	723,890
Welltower, Inc.	11,501	2,716,996
		3,813,052

Hotel & Resort REITs - 0.0% (b)
Host Hotels & Resorts, Inc.	11,176	245,090

Industrial REITs - 0.2%
Prologis, Inc.	15,330	2,144,974

Office REITs - 0.0% (b)
BXP, Inc.	2,497	169,771

Residential REITs - 0.2%
Camden Property Trust	1,666	176,263
Essex Property Trust, Inc.	1,072	303,333
Invitation Homes, Inc.	9,098	265,116
Mid-America Apartment Communities, Inc.	1,921	247,521
UDR, Inc.	4,947	182,791
Vivmark Residential	12,154	791,700
		1,966,724

Retail REITs - 0.3%
Federal Realty Investment Trust	1,336	155,016
Kimco Realty Corp.	11,368	269,535

Realty Income Corp.		15,502		949,963
Regency Centers Corp.		2,765		206,739
Simon Property Group, Inc.		5,439		1,154,808
				2,736,061

Specialized REITs - 0.7%
American Tower Corp.		8,043		1,413,155
Crown Castle, Inc.		7,580		577,141
Digital Realty Trust, Inc.		5,769		1,070,669
Equinix, Inc.		1,636		1,712,434
Extra Space Storage, Inc.		3,493		492,862
Iron Mountain, Inc.		4,968		573,059
Public Storage		2,783		854,353
SBA Communications Corp.		1,831		347,267
VICI Properties, Inc.		18,250		468,113
Weyerhaeuser Co.		12,023		280,978
				7,790,031
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,229,911)				18,865,703

PURCHASED OPTIONS - 1.0% (a)	Notional Amount	Contracts		Value
Put Options - 1.0%
S&P 500 Index (f)(g)
Expiration: 09/18/2026; Exercise Price: $7,400.00	376,620,860	490		833,000
Expiration: 10/16/2026; Exercise Price: $7,450.00	372,777,790	485		2,893,025
Expiration: 11/20/2026; Exercise Price: $7,600.00	376,620,860	490		6,857,550
TOTAL PURCHASED OPTIONS (Cost $26,691,184)				10,583,575

RIGHTS - 0.0% (b)		Shares		Value
Capital Markets - 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)(c)		3,726		0
TOTAL RIGHTS (Cost $0)				0

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (h)		12,920,306		12,920,306
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,920,306)				12,920,306

MONEY MARKET FUNDS - 0.7%		Shares		Value
First American Government Obligations Fund - Class X, 3.59% (h)		8,468,826		8,468,826
TOTAL MONEY MARKET FUNDS (Cost $8,468,826)				8,468,826

TOTAL INVESTMENTS - 102.1% (Cost $787,059,105)				1,128,743,137
Liabilities in Excess of Other Assets - (2.1)%			(0.02098)	(23,198,850)
TOTAL NET ASSETS - 100.0%				$ 1,105,544,287

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2026.

(d)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $12,597,473.
(e)	All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $193,364,150.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Horizon Defined Risk Fund
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.1)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
S&P 500 Index (a)(b)
Expiration: 09/18/2026; Exercise Price: $7,825.00	$ (376,620,860)	(490)	$ (1,207,850)
Expiration: 10/16/2026; Exercise Price: $7,850.00	(372,777,790)	(485)	(3,441,075)
Expiration: 11/20/2026; Exercise Price: $8,000.00	(376,620,860)	(490)	(3,839,150)
Total Call Options			(8,488,075)

Put Options - (0.3)%
S&P 500 Index (a)(b)
Expiration: 09/18/2026; Exercise Price: $6,800.00	(376,620,860)	(490)	(156,800)
Expiration: 10/16/2026; Exercise Price: $6,850.00	(372,777,790)	(485)	(805,100)
Expiration: 11/20/2026; Exercise Price: $7,000.00	(376,620,860)	(490)	(2,410,800)
Total Put Options			(3,372,700)
TOTAL WRITTEN OPTIONS (Premiums received $23,589,006)			$ (11,860,775)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Horizon Defined Risk Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 1,013,228,155	$ –	$ 0	$ 1,013,228,155
Exchange Traded Funds	64,676,572	–	–	64,676,572
Real Estate Investment Trusts	18,865,703	–	–	18,865,703
Purchased Options	–	10,583,575	–	10,583,575
Rights	–	–	0	0
Investments Purchased with Proceeds from Securities Lending	12,920,306	–	–	12,920,306
Money Market Funds	8,468,826	–	–	8,468,826
Total Investments	$ 1,118,159,562	$ 10,583,575	$ 0	$ 1,128,743,137

Liabilities:
Investments:
Written Options	$ –	$ (11,860,775)	$ –	$ (11,860,775)
Total Investments	$ –	$ (11,860,775)	$ –	$ (11,860,775)

Refer to the Schedule of Investments for further disaggregation of investment categories.